PROVISIONS, CONTINGENCIES AND COMMITMENTS - Commitments - Narrative (Details) $ in Millions		12 Months Ended
	Dec. 20, 2022	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) tonne	Dec. 26, 2025	Aug. 01, 2025
Disclosure of transactions between related parties [line items]
Period of nuclear power contract (in years)				18 years
Increase in commitments related to raw materials and energy		$ 5,600
Commitments in relation to associates		441	$ 1,704
Commitments in relation to joint ventures		681	719
Provision of guarantees or collateral to entity, third party transactions		299	256
Contractual commitments to sell		$ 2,717	2,897
Offtake agreement, period		25 years
AML
Disclosure of transactions between related parties [line items]
Contractual capital commitments		$ 108	$ 257
Concentrate sinter fines capacity (in tonnes) | tonne			20,000,000
ArcelorMittal Brasil S.A.
Disclosure of transactions between related parties [line items]
Other commitments, industrial capital expenditure		$ 535	$ 295
5.146 billion term loan, due 2030
Disclosure of transactions between related parties [line items]
Guarantees (in percent)		60.00%
Asset-Based Revolving Credit Facility | Operating Subsidiaries | South Africa
Disclosure of transactions between related parties [line items]
Inventory pledged in asset-based revolving credit facility		$ 175
Debt instrument, ceded bank accounts to secure environmental obligations, true sale of receivables programs and the revolving base finance facility		43
Total for all associates
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions		0	11
Commitments within sureties, guarantees, LOC, pledges, and other collateral		250	291
Total for all joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions		5,380	6,259
Enerfos
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures		378	380
VdSA
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures		1,944
VdSA | Total for all joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions		414	183
Global Chartering
Disclosure of transactions between related parties [line items]
Commitments within sureties, guarantees, LOC, pledges, and other collateral, related to lease obligations		248	303
AMNS India
Disclosure of transactions between related parties [line items]
Contractual capital commitments		7,700
Contractual commitments to sell		2,655	2,787
AMNS India | Total for all joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions		4,400	4,038
Tameh
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures		$ 245	287
Kryvyi Rih industrial gas
Disclosure of transactions between related parties [line items]
Commitments in relation to associates			$ 798
The Fonds d'Urbanisation et d'Aménagement du Plateau de Kirchberg and the State of the Grand-Duchy of Luxembourg | ArcelorMittal
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary (in percent)	50.00%
Aperam
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired					5.40%